As filed with the Securities and Exchange Commission on December 4, 2017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

(Exact name of registrant as specified in charter)

601 Union Street, Suite 3525, Seattle, WA 98101

(Address of principal executive offices) (Zip code)

Michele T. Mosca

601 Union Street, Suite 3525, Seattle, WA 98101

(Name and address of agent for service)

(800) 248-6314

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Item 1.	Reports to Stockholders.

RAINIER FUNDS    September 30, 2017

Semiannual Report

INCLUDES UNAUDITED FINANCIAL STATEMENTS

Rainier Large Cap Equity Fund

Rainier Mid Cap Equity Fund

Rainier Small/Mid Cap Equity Fund

RAINIER FUNDS    September 30, 2017

This report and the financial statements contained herein are provided for the general information of the shareholders of the Rainier Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

601 Union Street, Suite 3525 Seattle, WA 98101

TF. 800.248.6314 www.rainierfunds.com

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Fund Expenses

Rainier Funds

September 30, 2017 (Unaudited)

EXPENSE EXAMPLES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Original Class); and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested 4/1/17 and held for the entire period from 4/1/17 to 9/30/17.

ACTUAL EXPENSES

The information in the tables under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The information in the tables under the headings “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed annual rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as exchange fees. Therefore, the information under the headings “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

LARGE CAP EQUITY FUND

Expense Examples

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/17)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/17)	$1,097.10	$1,098.60	$1,018.75	$1,020.46
Expenses Paid during Period*	$6.62	$4.84	$6.38	$4.66

* For each class of the Fund, ‘Expenses Paid during Period’ are equal to the annualized expense ratio for the class during the six month period (1.26% for Original, 0.92% for Institutional), multiplied by 183/365 to pro-rate for the six month period. This result is then multiplied by the average account value over the period.

P / 3

Fund Expenses

Rainier Funds

September 30, 2017 (Unaudited) continued

MID CAP EQUITY FUND

Expense Examples

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/17)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/17)	$1,065.10	$1,066.60	$1,018.30	$1,019.55
Expenses Paid during Period*	$6.99	$5.70	$6.83	$5.57

* For each class of the Fund, ‘Expenses Paid during Period’ are equal to the annualized expense ratio for the class during the six month period (1.35% for Original, 1.10% for Institutional), multiplied by 183/365 to pro-rate for the six month period. This result is then multiplied by the average account value over the period.

SMALL/MID CAP EQUITY FUND

Expense Examples

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/17)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/17)	$1,073.10	$1,075.40	$1,017.90	$1,019.55
Expenses Paid during Period*	$7.43	$5.72	$7.23	$5.57

* For each class of the Fund, ‘Expenses Paid during Period’ are equal to the annualized expense ratio for the class during the six month period (1.43% for Original, 1.10% for Institutional), multiplied by 183/365 to pro-rate for the six month period. This result is then multiplied by the average account value over the period.

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SCHEDULES OF INVESTMENTS September 30, 2017 (Unaudited)

Rainier Large Cap Equity Fund

Sector Representation as of September 30, 2017 (% of net assets)

COMMON STOCKS (96.7%)
	Shares	Value
CONSUMER DISCRETIONARY (11.4%)
Amazon.com, Inc.*	2,680	$2,576,418
Comcast Corp. Cl. A	26,180	1,007,406
Mohawk Industries, Inc.*	4,990	1,235,075
Newell Brands, Inc.	15,990	682,293
O’Reilly Automotive, Inc.*	6,110	1,315,911
Starbucks Corp.	26,520	1,424,389
The Home Depot, Inc.	12,810	2,095,204
Total Consumer Discretionary		10,336,696

CONSUMER STAPLES (6.0%)
Church & Dwight Co., Inc.	17,916	868,030
Constellation Brands, Inc. Cl. A	8,230	1,641,473
Costco Wholesale Corp.	7,755	1,274,069
Monster Beverage Corp.*	17,290	955,273
Spectrum Brands Holdings, Inc.	6,560	694,835
Total Consumer Staples		5,433,680

ENERGY (6.1%)
Anadarko Petroleum Corp.	13,610	664,849
Cimarex Energy Co.	5,800	659,286
Concho Resources, Inc.*	6,210	817,981
Continental Resources, Inc.*	14,510	560,231

	Shares	Value
EOG Resources, Inc.	9,160	$886,138
Newfield Exploration Co.*	23,340	692,498
Schlumberger Ltd.^	17,903	1,248,913
Total Energy		5,529,896

FINANCIALS (13.5%)
BlackRock, Inc.	5,340	2,387,461
CME Group, Inc.	8,310	1,127,501
Intercontinental Exchange, Inc.	22,780	1,564,986
JPMorgan Chase & Co.	35,410	3,382,009
Raymond James Financial, Inc.	17,740	1,496,014
The Goldman Sachs Group, Inc.	9,780	2,319,718
Total Financials		12,277,689

HEALTH CARE (11.7%)
Alexion Pharmaceuticals, Inc.*	9,610	1,348,187
Boston Scientific Corp.*	34,690	1,011,907
Celgene Corp.*	10,060	1,466,949
Regeneron Pharmaceuticals, Inc.*	3,700	1,654,344
Shire plc - ADR^	11,020	1,687,603
The Cooper Cos., Inc.	6,460	1,531,731

The accompanying notes are an integral part of these financial statements.

P / 5

SCHEDULES OF INVESTMENTS September 30, 2017 (Unaudited)

Rainier Large Cap Equity Fund

continued

	Shares	Value
UnitedHealth Group, Inc.	10,170	$1,991,794
Total Health Care		10,692,515

INDUSTRIALS (14.2%)
Cintas Corp.	12,440	1,794,843
Delta Air Lines, Inc.	20,420	984,653
Fortive Corp.	24,170	1,710,994
Ingersoll-Rand plc^	8,620	768,645
Northrop Grumman Corp.	4,360	1,254,459
Raytheon Co.	10,610	1,979,614
Stericycle, Inc.*	10,960	784,955
Union Pacific Corp.	15,348	1,779,908
Waste Connections, Inc.^	27,260	1,907,110
Total Industrials		12,965,181

INFORMATION TECHNOLOGY (26.6%)
Adobe Systems, Inc.*	4,330	645,950
Alphabet, Inc. Cl. A*	3,456	3,365,176
Apple, Inc.	22,820	3,517,018
Broadcom Ltd.^	3,740	907,100
Facebook, Inc. Cl. A*	14,150	2,417,811
FleetCor Technologies, Inc.*	8,040	1,244,351
Intel Corp.	46,490	1,770,339
MasterCard, Inc. Cl. A	11,450	1,616,740
Microsoft Corp.	51,620	3,845,174
salesforce.com, Inc.*	11,120	1,038,830
Total System Services, Inc.	21,720	1,422,660
Visa, Inc. Cl. A	23,060	2,426,834
Total Information Technology		24,217,983

MATERIALS (4.0%)
Axalta Coating Systems Ltd.*^	29,240	845,621
The Sherwin-Williams Co.	4,270	1,528,831
Vulcan Materials Co.	10,790	1,290,484
Total Materials		3,664,936

REAL ESTATE INVESTMENT TRUST (2.3%)
American Tower Corp.	15,280	2,088,471
Total Real Estate Investment Trust		2,088,471

	Shares	Value
UTILITIES (0.9%)
American Water Works Co., Inc.	9,590	$775,927
Total Utilities		775,927

TOTAL COMMON STOCKS
(Cost $61,228,948)		$87,982,974

SHORT TERM INVESTMENT (3.5%)
MONEY MARKET FUND (3.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio 0.90%**	3,183,419	3,183,419

TOTAL SHORT TERM INVESTMENT
(Cost $3,183,419)		$3,183,419

TOTAL INVESTMENTS (100.2%)
(Cost $64,412,367)		$91,166,393

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)		(137,552)

TOTAL NET ASSETS (100.0%)		$91,028,841

ADR - American Depository Receipt

*Non-income producing security.

**Rate quoted is seven-day yield at period end.

^U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

P / 6

SCHEDULES OF INVESTMENTS September 30, 2017 (Unaudited)

Rainier Mid Cap Equity Fund

Sector Representation as of September 30, 2017 (% of net assets)

COMMON STOCKS (94.8%)
	Shares	Value
CONSUMER DISCRETIONARY (11.7%)
Brunswick Corp.	10,540	$589,924
Burlington Stores, Inc.*	6,530	623,354
Expedia, Inc.	2,540	365,608
Live Nation Entertainment, Inc.*	23,910	1,041,280
Mohawk Industries, Inc.*	5,560	1,376,156
Newell Brands, Inc.	19,290	823,104
Norwegian Cruise Line Holdings Ltd.*^	20,880	1,128,564
Papa John’s International, Inc.	9,330	681,743
Signet Jewelers Ltd.^	8,350	555,692
Thor Industries, Inc.	7,820	984,616
Ulta Salon Cosmetics & Fragrance, Inc.*	2,510	567,411
Total Consumer Discretionary		8,737,452

CONSUMER STAPLES (3.3%)
Constellation Brands, Inc. Cl. A	3,370	672,146
Pinnacle Foods, Inc.	24,170	1,381,799
Spectrum Brands Holdings, Inc.	3,680	389,786
Total Consumer Staples		2,443,731

	Shares	Value
ENERGY (4.7%)
Concho Resources, Inc.*	5,410	$712,605
Continental Resources, Inc.*	12,300	474,903
Devon Energy Corp.	24,520	900,129
Diamondback Energy, Inc.*	6,880	673,965
Newfield Exploration Co.*	24,530	727,805
Total Energy		3,489,407

FINANCIALS (15.2%)
Bank of the Ozarks, Inc.	22,350	1,073,917
E*Trade Financial Corp.*	24,280	1,058,851
East West Bancorp, Inc.	14,230	850,669
First Republic Bank	12,110	1,265,011
Intercontinental Exchange, Inc.	11,230	771,501
KeyCorp	65,480	1,232,334
Progressive Corp.	26,300	1,273,446
Raymond James Financial, Inc.	16,610	1,400,721
Signature Bank*	4,850	620,994
Western Alliance Bancorp*	32,670	1,734,124
Total Financials		11,281,568

The accompanying notes are an integral part of these financial statements.

P / 7

SCHEDULES OF INVESTMENTS September 30, 2017 (Unaudited)

Rainier Mid Cap Equity Fund

continued

	Shares	Value
HEALTH CARE (10.3%)
DENTSPLY SIRONA, Inc.	19,940	$1,192,612
Hologic, Inc.*	20,600	755,814
Insulet Corp.*	19,430	1,070,204
NuVasive, Inc.*	20,200	1,120,292
Perrigo Co. plc^	12,780	1,081,827
PRA Health Sciences, Inc.*	6,400	487,488
Teleflex, Inc.	6,500	1,572,805
Wright Medical Group NV*^	13,560	350,797
Total Health Care		7,631,839

INDUSTRIALS (17.9%)
A.O. Smith Corp.	34,550	2,053,307
AMETEK, Inc.	17,550	1,159,002
Cintas Corp.	6,350	916,178
Fortive Corp.	13,860	981,149
JetBlue Airways Corp.*	38,900	720,817
Lennox International, Inc.	4,350	778,519
Oshkosh Corp.	20,930	1,727,562
Quanta Services, Inc.*	40,550	1,515,354
Tetra Tech, Inc.	20,480	953,344
The Middleby Corp.*	8,810	1,129,178
Waste Connections, Inc.^	20,180	1,411,793
Total Industrials		13,346,203

INFORMATION TECHNOLOGY (16.7%)
Cadence Design Systems, Inc.*	16,370	646,124
CoStar Group, Inc.*	4,730	1,268,822
Euronet Worldwide, Inc.*	10,860	1,029,419
FleetCor Technologies, Inc.*	4,910	759,921
Fortinet, Inc.*	30,370	1,088,461
Gartner, Inc.*	4,720	587,215
HubSpot, Inc.*	10,540	885,887
Lam Research Corp.	4,240	784,569
Marvell Technology Group Ltd.^	63,890	1,143,631
ON Semiconductor Corp.*	32,210	594,919
Palo Alto Networks, Inc.*	3,610	520,201
Skyworks Solutions, Inc.	7,680	782,592

	Shares	Value
The Ultimate Software Group, Inc.*	3,640	$690,144
Total System Services, Inc.	16,580	1,085,990
Tyler Technologies, Inc.*	3,380	589,202
Total Information Technology		12,457,097

MATERIALS (5.7%)
Axalta Coating Systems Ltd.*^	34,970	1,011,332
Eagle Materials, Inc.	7,800	832,260
The Sherwin-Williams Co.	3,500	1,253,140
Vulcan Materials Co.	9,340	1,117,064
Total Materials		4,213,796

REAL ESTATE INVESTMENT TRUST (6.2%)
Brixmor Property Group, Inc.	59,130	1,111,644
Equinix, Inc.	3,350	1,495,105
Hudson Pacific Properties, Inc.	27,080	907,993
Prologis, Inc.	17,780	1,128,319
Total Real Estate Investment Trust		4,643,061

UTILITIES (3.1%)
American Water Works Co., Inc.	12,400	1,003,284
Edison International	9,580	739,289
MDU Resources Group, Inc.	22,060	572,457
Total Utilities		2,315,030

TOTAL COMMON STOCKS
(Cost $51,823,320)		$70,559,184

SHORT TERM INVESTMENTS (5.3%)
MONEY MARKET FUNDS (5.3%)
First American Treasury Obligations Fund Cl. Z 0.88%**	237,523	237,523

P / 8

	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio 0.90%**	3,706,617	$3,706,617

TOTAL SHORT TERM INVESTMENTS
(Cost $3,944,140)		$3,944,140

TOTAL INVESTMENTS (100.1%)
(Cost $55,767,460)		$74,503,324

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(61,644)

TOTAL NET ASSETS (100.0%)		$74,441,680

*Non-income producing security.

**Rate quoted is seven-day yield at period end.

^U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The accompanying notes are an integral part of these financial statements.

P / 9

SCHEDULES OF INVESTMENTS September 30, 2017 (Unaudited)

Rainier Small/Mid Cap Equity Fund

Sector Representation as of September 30, 2017 (% of net assets)

COMMON STOCKS (95.9%)
	Shares	Value
CONSUMER DISCRETIONARY (10.1%)
Brunswick Corp.	38,740	$2,168,278
Burlington Stores, Inc.*	23,870	2,278,630
Live Nation Entertainment, Inc.*	70,040	3,050,242
Mohawk Industries, Inc.*	16,470	4,076,490
Norwegian Cruise Line Holdings Ltd.*^	68,090	3,680,264
Ollie’s Bargain Outlet Holdings, Inc.*	36,420	1,689,888
Papa John’s International, Inc.	32,640	2,385,005
Signet Jewelers Ltd.^	30,560	2,033,768
Thor Industries, Inc.	26,980	3,397,052
Ulta Salon Cosmetics & Fragrance, Inc.*	9,280	2,097,837
Total Consumer Discretionary		26,857,454

CONSUMER STAPLES (1.6%)
Pinnacle Foods, Inc.	75,680	4,326,626
Total Consumer Staples		4,326,626

ENERGY (3.2%)
Diamondback Energy, Inc.*	26,960	2,641,002
Matador Resources Co.*	112,390	3,051,388

	Shares	Value
Newfield Exploration Co.*	96,840	$2,873,243
Total Energy		8,565,633

FINANCIALS (14.6%)
Bank of the Ozarks, Inc.	77,180	3,708,499
E*Trade Financial Corp.*	79,730	3,477,025
East West Bancorp, Inc.	56,720	3,390,722
Evercore Partners, Inc. Cl. A	68,110	5,465,828
First Republic Bank	39,750	4,152,285
Pinnacle Financial Partners, Inc.	46,520	3,114,514
Progressive Corp.	87,740	4,248,371
Raymond James Financial, Inc.	47,440	4,000,615
Signature Bank*	18,350	2,349,534
Western Alliance Bancorp*	94,790	5,031,453
Total Financials		38,938,846

HEALTH CARE (13.5%)
Amedisys, Inc.*	37,270	2,085,629
Biohaven Pharmaceutical Holding Co Ltd.*^	51,590	1,928,434
Hologic, Inc.*	77,750	2,852,648
Insulet Corp.*	69,710	3,839,627

P / 10

	Shares	Value
Ionis Pharmaceuticals, Inc.*	63,440	$3,216,408
K2M Group Holdings, Inc.*	95,570	2,027,040
Natus Medical, Inc.*	66,150	2,480,625
NuVasive, Inc.*	59,600	3,305,416
Paratek Pharmaceuticals, Inc.*	78,920	1,980,892
Perrigo Co. plc^	35,540	3,008,461
PRA Health Sciences, Inc.*	24,490	1,865,403
Teleflex, Inc.	24,890	6,022,633
Wright Medical Group NV*^	52,370	1,354,812
Total Health Care		35,968,028

INDUSTRIALS (17.6%)
A.O. Smith Corp.	96,020	5,706,468
Apogee Enterprises, Inc.	40,600	1,959,356
Comfort Systems USA, Inc.	105,160	3,754,212
Granite Construction, Inc.	33,180	1,922,781
JetBlue Airways Corp.*	137,230	2,542,872
Lennox International, Inc.	15,470	2,768,666
Masonite International Corp.*^	18,890	1,307,188
Mercury Systems, Inc.*	106,770	5,539,227
On Assignment, Inc.*	65,510	3,516,577
Oshkosh Corp.	66,370	5,478,180
Quanta Services, Inc.*	132,230	4,941,435
Tetra Tech, Inc.	93,440	4,349,632
The Middleby Corp.*	26,140	3,350,364
Total Industrials		47,136,958

INFORMATION TECHNOLOGY (21.7%)
Cadence Design Systems, Inc.*	57,150	2,255,710
CoStar Group, Inc.*	11,430	3,066,098
Coupa Software, Inc.*	87,260	2,718,149
Euronet Worldwide, Inc.*	29,780	2,822,846
FleetCor Technologies, Inc.*	14,790	2,289,048
Fortinet, Inc.*	83,210	2,982,246
Gartner, Inc.*	15,850	1,971,899
HubSpot, Inc.*	30,600	2,571,930

	Shares	Value
Lam Research Corp.	17,530	$3,243,751
Lumentum Holdings, Inc.*	40,970	2,226,720
Marvell Technology Group Ltd.^	184,950	3,310,605
ON Semiconductor Corp.*	123,950	2,289,357
OSI Systems, Inc.*	36,770	3,359,675
Palo Alto Networks, Inc.*	17,250	2,485,725
Paycom Software, Inc.*	44,540	3,338,718
Proofpoint, Inc.*	22,660	1,976,405
RingCentral, Inc. Cl. A*	141,840	5,921,820
Skyworks Solutions, Inc.	31,080	3,167,052
Total System Services, Inc.	58,810	3,852,055
Tyler Technologies, Inc.*	12,410	2,163,311
Total Information Technology		58,013,120

MATERIALS (3.8%)
Axalta Coating Systems Ltd.*^	107,140	3,098,489
Eagle Materials, Inc.	36,540	3,898,818
Vulcan Materials Co.	26,570	3,177,772
Total Materials		10,175,079

REAL ESTATE INVESTMENT TRUST (7.6%)
Brixmor Property Group, Inc.	126,070	2,370,116
Equinix, Inc.	10,180	4,543,334
Hudson Pacific Properties, Inc.	78,340	2,626,740
Monmouth Real Estate Investment Corp.	186,280	3,015,873
National Storage Affiliates Trust	111,980	2,714,395
Physicians Realty Trust	145,530	2,580,247
Retail Opportunity Investments Corp.	132,200	2,513,122
Total Real Estate Investment Trust		20,363,827

UTILITIES (2.2%)
American Water Works Co., Inc.	42,000	3,398,220

The accompanying notes are an integral part of these financial statements.

P / 11

SCHEDULES OF INVESTMENTS September 30, 2017 (Unaudited)

Rainier Small/Mid Cap Equity Fund

continued

	Shares	Value
MDU Resources Group, Inc.	98,560	$2,557,632
Total Utilities		5,955,852

TOTAL COMMON STOCKS
(Cost $178,467,406)		$256,301,423

SHORT TERM INVESTMENT (4.3%)
MONEY MARKET FUND (4.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio 0.90%**	11,342,061	11,342,061

TOTAL SHORT TERM INVESTMENT
(Cost $11,342,061)		$11,342,061

TOTAL INVESTMENTS (100.2%)
(Cost $189,809,467)		$267,643,484

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)		(467,838)

TOTAL NET ASSETS (100.0%)		$267,175,646

*Non-income producing security.

**Rate quoted is seven-day yield at period end.

^U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

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Statements of Assets and Liabilities

Rainier Funds

September 30, 2017 (Unaudited)

LARGE CAP EQUITY FUND
ASSETS
Investments in securities, at cost (Note 2)	$64,412,367

Investment in securities, at value (Note 2)	$91,166,393
Cash	–
Receivables
Dividends and interest	30,467
Fund shares sold	2,039
Foreign tax reclaims	517

Total Assets	91,199,416

LIABILITIES
Payables
Fund shares redeemed	42,547
Due to Investment Adviser (Note 3)	47,781
Due under Distribution Plan – Original Shares (Note 6)	33,107
Accrued expenses	47,140

Total Liabilities	170,575

Net assets	$91,028,841

COMPONENTS OF NET ASSETS
Paid-in capital	$47,218,723
Accumulated undistributed net investment income (loss)	(130,579)
Accumulated undistributed net realized gain (loss) on investments	17,186,671
Net unrealized appreciation (depreciation) on:
Investments	26,754,026
Foreign currency	–

Net assets	$91,028,841

Original shares
Net assets applicable to shares outstanding	$81,062,143
Shares outstanding	3,878,696
Net asset value, offering and redemption price per share	$20.90

Institutional shares
Net assets applicable to shares outstanding	$9,966,698
Shares outstanding	461,009
Net asset value, offering and redemption price per share	$21.62

The accompanying notes are an integral part of these financial statements.

P / 14

MID CAP EQUITY FUND	SMALL/MID CAP EQUITY FUND

$55,767,460	$189,809,467

$74,503,324	$267,643,484
–	–

33,557	93,875
70,522	21,458
–	–

74,607,403	267,758,817

53,077	182,604
33,551	193,435
9,768	86,268
69,327	120,864

165,723	583,171

$74,441,680	$267,175,646

$37,190,658	$159,615,854
(407,432)	(1,666,008)
18,922,590	31,391,783

18,735,864	77,834,017
–	–

$74,441,680	$267,175,646

$23,571,581	$195,065,925
580,820	4,977,278
$40.58	$39.19

$50,870,099	$72,109,721
1,194,529	1,725,711
$42.59	$41.79

The accompanying notes are an integral part of these financial statements.

P / 15

Statements of Operations

Rainier Funds

For the six months ending September 30, 2017 (Unaudited)

LARGE CAP EQUITY FUND
INVESTMENT INCOME
Income
Dividends, net of foreign tax withholding of $1,204, $982, $0 respectively	$634,328
Interest	10,745

Total Income	645,073

Expenses
Investment advisory fees (Note 3)	372,674
Sub-transfer agent fees (Note 3)	63,612
Distribution fees – Original shares (Note 6)	101,168
Administration fees* (Note 3)	46,301
Trustee fees (Note 3)	16,514
Registration expense	28,481
Reports to shareholders	2,643
Compliance fees	7,729
Audit fees	9,255
Legal fees	6,671
Interest expense (Note 2)	993
Miscellaneous expense	8,257

Total expenses	664,298
Less: fees waived and expenses absorbed (Note 3)	(37,267)

Net expenses	627,031

Net investment income (loss)	18,042

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	8,877,030
Foreign currency	–
Net change in unrealized appreciation/depreciation on:
Investments	609,580
Foreign currency	31

Net realized and unrealized gain (loss) on investments	9,486,641

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,504,683

*Includes administrator, transfer agent, fund accounting and custody fees.

The accompanying notes are an integral part of these financial statements.

P / 16

MID CAP EQUITY FUND	SMALL/MID CAP EQUITY FUND

$365,976	$1,118,931
8,855	30,084

374,831	1,149,015

417,189	1,322,122
77,763	172,441
36,152	284,801
48,903	147,277
16,378	23,773
33,947	33,184
8,693	8,229
7,064	26,220
–	18,318
10,521	21,588
801	–
17,926	36,009

675,337	2,093,962
(98,467)	–

576,870	2,093,962

(202,039)	(944,947)

13,973,513	21,919,480
–	–

(7,668,634)	96,789
–	–

6,304,879	22,016,269

$6,102,840	$21,071,322

The accompanying notes are an integral part of these financial statements.

P / 17

Statements of Changes in Net Assets

Rainier Funds

September 30, 2017 (Unaudited)

	LARGE CAP EQUITY FUND
	SIX MONTHS ENDING SEPTEMBER 30, 2017	FISCAL YEAR ENDING MARCH 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$18,042	$167,491
Net realized gain (loss) on investments and foreign currency	8,877,030	20,117,636
Net change in unrealized appreciation / depreciation on investments and foreign currency	609,611	(5,392,887)

Increase (decrease) in net assets resulting from operations	9,504,683	14,892,240

Distributions to shareholders
From net investment income
Original shares	–	–
Institutional shares	–	(6,380)
From net realized gain on investments sold
Original shares	–	(10,612,890)
Institutional shares	–	(5,420,148)

Decrease in net assets from distributions	–	(16,039,418)

Capital share transactions
Proceeds from shares sold
Original shares	1,719,565	2,227,803
Institutional shares	157,403	2,581,468
Proceeds from shares reinvested
Original shares	–	10,526,839
Institutional shares	–	5,351,372
Cost of shares redeemed
Original shares	(8,576,900)	(19,102,735)
Institutional shares	(20,507,745)	(61,895,604)

Net increase (decrease) from capital share transactions	(27,207,677)	(60,310,857)

Net increase (decrease) in net assets	(17,702,994)	(61,458,035)
NET ASSETS
Beginning of Year	108,731,835	170,189,870

End of Year	$91,028,841	$108,731,835

Accumulated undistributed net investment gain (loss)	$(130,579)	$(148,621)

Original shares
Shares sold	86,205	113,728
Shares issued on reinvestment of distributions	–	581,915
Shares redeemed	(430,072)	(972,004)

Net increase (decrease) in shares outstanding	(343,867)	(276,361)

Institutional shares
Shares sold	7,609	126,451
Shares issued on reinvestment of distributions	–	286,783
Shares redeemed	(983,686)	(3,125,240)

Net increase (decrease) in shares outstanding	(976,077)	(2,712,006)

The accompanying notes are an integral part of these financial statements.

P / 18

MID CAP EQUITY FUND		SMALL/MID CAP EQUITY FUND
SIX MONTHS ENDING SEPTEMBER 30, 2017	FISCAL YEAR ENDING MARCH 31, 2017	SIX MONTHS ENDING SEPTEMBER 30, 2017	FISCAL YEAR ENDING MARCH 31, 2017

$(202,039)	$(1,097,160)	$(944,947)	$(2,391,335)

13,973,513	73,689,840	21,919,480	55,273,456

(7,668,634)	(46,748,688)	96,789	7,203,890

6,102,840	25,843,992	21,071,322	60,086,011

–	–	–	–
–	–	–	–

–	(8,851,983)	–	(28,274,745)
–	(22,695,607)	–	(12,347,086)

–	(31,547,590)	–	(40,621,831)

425,355	2,995,968	3,262,480	9,745,598
1,355,148	28,149,815	1,255,588	9,878,928

–	8,764,756	–	28,047,642
–	22,496,442	–	12,327,990

(12,182,867)	(36,588,584)	(64,652,995)	(181,591,710)
(48,582,412)	(459,213,226)	(33,876,274)	(175,353,467)

(58,984,776)	(433,394,829)	(94,011,201)	(296,945,019)

(52,881,936)	(439,098,427)	(72,939,879)	(277,480,839)

127,323,616	566,422,043	340,115,525	617,596,364

$74,441,680	$127,323,616	$267,175,646	$340,115,525

$(407,432)	$(205,393)	$(1,666,008)	$(721,061)

10,910	71,134	87,824	270,170
–	240,922	–	806,894
(312,528)	(870,309)	(1,713,332)	(4,973,106)

(301,618)	(558,253)	(1,625,508)	(3,896,042)

33,256	631,200	31,397	258,317
–	590,458	–	333,730
(1,185,485)	(10,170,704)	(852,722)	(4,609,069)

(1,152,229)	(8,949,046)	(821,325)	(4,017,022)

The accompanying notes are an integral part of these financial statements.

P / 19

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Rainier Funds

For a capital share outstanding throughout the period

LARGE CAP EQUITY FUND – INSTITUTIONAL SHARES

	Six Months Ending September 30, 2017 (Unaudited)		Fiscal year ending March 31,
			2017	2016	2015	2014	2013

Net asset value, beginning of year	$19.68		$19.93	$25.87	$29.84	$29.18	$27.60

Income (loss) from investment operations:
Net investment income (loss)*	0.03		0.07	0.03	0.03	0.02	0.18

Net realized and unrealized gain/(loss) on investments	1.91		2.41	(1.26)	3.75	5.76	2.01

Total from investment operations	1.94		2.48	(1.23)	3.78	5.78	2.19

Less distributions:
From net investment income	–		(0.00)§	–	0.00 §	(0.16)	(0.18)

From net realized gains	–		(2.73)	(4.71)	(7.75)	(4.96)	(0.43)

Total distributions	–		(2.73)	(4.71)	(7.75)	(5.12)	(0.61)

Net asset value, end of year	$21.62		$19.68	$19.93	$25.87	$29.84	$29.18

Total return	9.86	%†	13.18%	(5.26%)	14.45%	20.42%	8.13%

Ratios/supplemental data:
Net assets, end of year (in millions)	$10.0		$28.3	$82.7	$225.4	$395.6	$458.3

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.99	%‡	0.94%	0.89%	0.92%	0.90%	0.94%

After fees waived and expenses absorbed	0.92	%‡	0.87%	0.82%	0.84%	0.83%	0.92%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	0.32	%‡	0.36%	0.14%	0.10%	0.07%	0.67%

Portfolio turnover rate**	0.00	%†	77.94%	63.30%	76.67%	81.53%	84.93%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

§Amount is less than $0.01 per share.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 20

Rainier Funds

For a capital share outstanding throughout the period

LARGE CAP EQUITY FUND – ORIGINAL SHARES

	Six Months Ending September 30, 2017 (Unaudited)		Fiscal year ending March 31,
			2017	2016	2015	2014	2013

Net asset value, beginning of year	$19.05		$19.45	$25.43	$29.53	$28.91	$27.33

Income (loss) from investment operations:
Net investment income (loss)*	(0.00	)§	0.00 §	(0.03)	(0.05)	(0.06)	0.09

Net realized and unrealized gain/(loss) on investments	1.85		2.33	(1.24)	3.70	5.70	2.01

Total from investment operations	1.85		2.33	(1.27)	3.65	5.64	2.10

Less distributions:
From net investment income	–		–	–	–	(0.06)	(0.09)

From net realized gains	–		(2.73)	(4.71)	(7.75)	(4.96)	(0.43)

Total distributions	–		(2.73)	(4.71)	(7.75)	(5.02)	(0.52)

Net asset value, end of year	$20.90		$19.05	$19.45	$25.43	$29.53	$28.91

Total return	9.71	%†	12.75%	(5.57%)	14.12%	20.09%	7.82%

Ratios/supplemental data:
Net assets, end of year (in millions)	$81.1		$80.4	$87.5	$125.8	$163.5	$189.0

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.33	%‡	1.29%	1.19%	1.19%	1.19%	1.20%

After fees waived and expenses absorbed	1.26	%‡	1.22%	1.12%	1.12%	1.12%	1.18%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	(0.06	%)‡	0.00%	(0.13%)	(0.16%)	(0.20%)	0.35%

Portfolio turnover rate**	0.00	%†	77.94%	63.30%	76.67%	81.53%	84.93%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

§Amount is less than $0.01 per share.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 21

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the period

MID CAP EQUITY FUND – INSTITUTIONAL SHARES

	Six Months Ending September 30, 2017 (Unaudited)		Fiscal year ending March 31,
			2017	2016	2015	2014	2013

Net asset value, beginning of year	$39.93		$44.65	$55.34	$54.44	$49.38	$45.32

Income (loss) from investment operations:
Net investment loss*	(0.07)		(0.13)	(0.20)	(0.23)	(0.21)	(0.08)

Net realized and unrealized gain/(loss) on investments	2.73		5.00	(5.02)	6.69	10.06	4.14

Total from investment operations	2.66		4.87	(5.22)	6.46	9.85	4.06

Less distributions:
From net realized gains	–		(9.59)	(5.47)	(5.56)	(4.79)	–

Total distributions	–		(9.59)	(5.47)	(5.56)	(4.79)	–

Net asset value, end of year	$42.59		$39.93	$44.65	$55.34	$54.44	$49.38

Total return	6.66	%†	11.94%	(9.87%)	12.90%	20.57%	8.96%

Ratios/supplemental data:
Net assets, end of year (in millions)	$50.9		$93.7	$504.3	$868.1	$865.2	$732.4

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.31	%‡	1.17%	1.13%	1.11%	1.10%	1.10%

After fees waived and expenses absorbed	1.10	%‡	1.10%	1.07%	1.06%	1.05%	1.09%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	(0.34	%)‡	(0.30%)	(0.38%)	(0.42%)	(0.41%)	(0.19%)

Portfolio turnover rate**	7.65	%†	115.13%	143.46%	137.02%	149.80%	131.10%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 22

Rainier Funds

For a capital share outstanding throughout the period

MID CAP EQUITY FUND – ORIGINAL SHARES

	Six Months Ending September 30, 2017 (Unaudited)		Fiscal year ending March 31,
			2017	2016	2015	2014	2013

Net asset value, beginning of year	$38.10		$43.11	$53.78	$53.21	$48.50	$44.62

Income (loss) from investment operations:
Net investment loss*	(0.11)		(0.24)	(0.32)	(0.38)	(0.37)	(0.20)

Net realized and unrealized gain/(loss) on investments	2.59		4.82	(4.88)	6.51	9.87	4.08

Total from investment operations	2.48		4.58	(5.20)	6.13	9.50	3.88

Less distributions:
From net realized gains	–		(9.59)	(5.47)	(5.56)	(4.79)	–

Total distributions	–		(9.59)	(5.47)	(5.56)	(4.79)	–

Net asset value, end of year	$40.58		$38.10	$43.11	$53.78	$53.21	$48.50

Total return	6.51	%†	11.68%	(10.13%)	12.57%	20.21%	8.70%

Ratios/supplemental data:
Net assets, end of year (in millions)	$23.6		$33.6	$62.1	$100.8	$137.8	$210.2

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.53	%‡	1.44%	1.37%	1.36%	1.34%	1.35%

After fees waived and expenses absorbed	1.35	%‡	1.35%	1.35%	1.35%	1.35%	1.35%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	(0.59	%)‡	(0.55%)	(0.65%)	(0.71%)	(0.72%)	(0.47%)

Portfolio turnover rate**	7.65	%†	115.13%	143.46%	137.02%	149.80%	131.10%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 23

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the period

SMALL/MID CAP EQUITY FUND – INSTITUTIONAL SHARES

	Six Months Ending September 30, 2017 (Unaudited)		Fiscal year ending March 31,
			2017	2016	2015	2014	2013

Net asset value, beginning of year	$38.86		$37.37	$47.20	$50.43	$41.77	$37.93

Income (loss) from investment operations:
Net investment loss*	(0.07)		(0.11)	(0.19)	(0.26)	(0.19)	(0.09)

Net realized and unrealized gain/(loss) on investments	3.00		5.85	(4.09)	4.32	9.32	3.93

Total from investment operations	2.93		5.74	(4.28)	4.06	9.13	3.84

Less distributions:
From net realized gains	–		(4.25)	(5.55)	(7.29)	(0.47)	–

Total distributions	–		(4.25)	(5.55)	(7.29)	(0.47)	–

Net asset value, end of year	$41.79		$38.86	$37.37	$47.20	$50.43	$41.77

Total return	7.54	%†	15.95%	(9.69%)	9.64%	21.92%	10.12%

Ratios/supplemental data:
Net assets, end of year (in millions)	$72.1		$99.0	$245.3	$672.8	$958.2	$1,055.6

Ratio of expenses to average net assets:	1.10	%‡	1.07%	1.00%	1.03%	1.01%	1.02%

Ratio of net investment income to average net assets	(0.37	%)‡	(0.29%)	(0.42%)	(0.53%)	(0.42%)	(0.23%)

Portfolio turnover rate**	8.57	%†	122.29%	152.86%	133.58%	139.65%	121.29%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 24

Rainier Funds

For a capital share outstanding throughout the period

SMALL/MID CAP EQUITY FUND – ORIGINAL SHARES

	Six Months Ending September 30, 2017 (Unaudited)		Fiscal year ending March 31,
			2017	2016	2015	2014	2013

Net asset value, beginning of year	$36.52		$35.46	$45.23	$48.78	$40.54	$36.91

Income (loss) from investment operations:
Net investment loss*	(0.13)		(0.23)	(0.31)	(0.38)	(0.32)	(0.19)

Net realized and unrealized gain/(loss) on investments	2.80		5.54	(3.91)	4.12	9.03	3.82

Total from investment operations	2.67		5.31	(4.22)	3.74	8.71	3.63

Less distributions:
From net realized gains	–		(4.25)	(5.55)	(7.29)	(0.47)	–

Total distributions	–		(4.25)	(5.55)	(7.29)	(0.47)	–

Net asset value, end of year	$39.19		$36.52	$35.46	$45.23	$48.78	$40.54

Total return	7.31	%†	15.58%	(9.99%)	9.29%	21.55%	9.83%

Ratios/supplemental data:
Net assets, end of year (in millions)	$195.1		$241.1	$372.3	$608.3	$771.9	$1,091.5

Ratio of expenses to average net assets:	1.43	%‡	1.39%	1.33%	1.33%	1.32%	1.29%

Ratio of net investment income to average net assets	(0.70	%)‡	(0.63%)	(0.73%)	(0.81%)	(0.73%)	(0.52%)

Portfolio turnover rate**	8.57	%†	122.29%	152.86%	133.58%	139.65%	121.29%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 25

Notes to Financial Statements

Rainier Funds

September 30, 2017 (Unaudited)

NOTE 1. ORGANIZATION

The Rainier Investment Management Mutual Funds (the “Trust”) was organized as a statutory trust in Delaware on December 15, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust consists of three separate series: Large Cap Equity Fund, Mid Cap Equity Fund, and Small/Mid Cap Equity Fund (each a “Fund”, and together the “Funds”). The Funds seek to maximize long-term capital appreciation.

Each Fund offers two classes of shares: Original Shares and Institutional Shares. Each class of shares represent an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. The Original Shares are subject to an annual distribution fee as described in Note 6. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Each class of shares has identical rights and privileges except with respect to voting rights on matters pertaining to that class. The Trust is authorized to issue an unlimited number of shares of each Fund and Class, with $0.01 par value.

On May 12, 2017, Hennessey Advisors agreed to acquire the assets of the Small/Mid Cap, Mid Cap and Large Cap Funds (the “Reorganizations”). The Reorganizations for the Mid Cap and Large Cap Funds were approved by shareholders and are scheduled to be effective on December 4, 2017. The reorganization for the Small/Mid Cap Fund is pending shareholder approval and is expected to close in first quarter 2018.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are followed by the Funds in the preparation of their financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board.

A) Security Valuation. Section 2(a) (41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Funds, in computing net asset value (“NAV”), to value portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available, the Board must value securities at “fair value determined in good faith.” The Board has delegated such responsibility to the Investment Adviser’s Pricing Committee (the “Pricing Committee”) pursuant to the Trust’s Security Valuation Policy. When market quotations are not available, deemed not suitable or a significant event has occurred, securities shall be fair valued by the Pricing Committee in accordance with the Security Valuation Policy. Pricing vendors may be unwilling or unable to obtain prices for certain securities, or may assign prices that do not reflect current market conditions. Certain securities, such as thinly traded securities, securities in which trading has been suspended, securities traded in certain foreign markets, etc. may be difficult to price. Additionally, significant events may affect the pricing of securities. A significant event is determined by the Pricing Committee and is defined as an event deemed material enough to impact the value

P / 26

of the security, such as news disruptive enough to cause a halt in trading, catastrophic news such as an earthquake or flood, or other news that would materially impact the price of a security. No one may change or authorize a change in a security price or otherwise deviate from the Security Valuation Policy without first obtaining approval from the Pricing Committee. The Board’s Fair Value Committee monitors and reviews the pricing methodologies utilized by the Pricing Committee when establishing fair values for securities and makes determinations as to whether or not the procedures were followed and the methodologies were reasonable.

Under current financial accounting standards, “fair value” means “the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.” Fair value pricing involves subjective judgments and there is no single standard for determining fair value.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy.

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, current yields, credit quality, prepayment speeds for mortgage-related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, changes in benchmark securities indices and interest rates).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

Equity securities that are traded on national securities exchanges (including exchange-traded funds) are valued at the last reported sales price on the exchange where it is primarily traded. To the extent these securities have market quotes from active markets, they are classified as Level 1.

In the event that prices are not available from a pricing service, the Adviser’s Pricing Committee will determine a price in accordance with the Security Valuation Policy; these valuations may be categorized as Level 2 or 3 depending on the inputs to the valuations.

P / 27

Notes to Financial Statements

Rainier Funds

September 30, 2017 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments based on the major classification in the Schedules of Investments as of September 30, 2017:

Large Cap Equity Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$87,982,974	$ –	$ –	$87,982,974
Total Equity	87,982,974	–	–	87,982,974

Short-Term Investments	3,183,419	–	–	3,183,419
Total Investments in Securities	$91,166,393	$ –	$ –	$91,166,393

Mid Cap Equity Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$70,559,184	$ –	$ –	$70,559,184
Total Equity	70,559,184	–	–	70,559,184

Short-Term Investments	3,944,140	–	–	3,944,140
Total Investments in Securities	$74,503,324	$ –	$ –	$74,503,324

Small/Mid Cap Equity Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$256,301,423	$ –	$ –	$256,301,423
Total Equity	256,301,423	–	–	256,301,423

Short-Term Investments	11,342,061	–	–	11,342,061
Total Investments in Securities	$267,643,484	$ –	$ –	$267,643,484

The Funds recognize transfers between Levels at the end of the reporting period. There were no transfers between Levels when comparing the September 30, 2017 reporting period and the March 31, 2017 period.

^ See Schedule of Investments for additional detailed categorizations.

B) Security Transactions, Dividends, Interest and Distributions. Security transactions are recorded as of trade date. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized using the interest method.

Distributions to shareholders are recorded on the ex-dividend date. Capital gains and income distributions, if any, are distributed at least annually.

C) Federal Income Taxes. The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all

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of their net investment income and any net realized capital gains to shareholders of the Funds. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

As of and during the period ended September 30 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Funds did not incur any interest or tax penalties. As of September 30, 2017, open tax years subject to examination included the tax years ended March 31, 2015 through 2017.

D) Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E) Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

F) Foreign Currency Translation. Values of investments, receivables and payables denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange each day. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. federal income tax purposes.

The Funds bear the risk of changes in foreign currency exchange rates and the impact on the value of assets and liabilities denominated in foreign currency.

G) Subsequent Events. Accounting standards require the Funds to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity will be required to disclose the nature of the event as well as an estimate of its financial effect or a statement that such an estimate cannot be made.

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Notes to Financial Statements

Rainier Funds

September 30, 2017 (Unaudited)

See Note 1 for organizational changes to the Funds subsequent to September 30, 2017.

H) Line of Credit. During the period ended September 30, 2017, the Trust held a $100 million unsecured line of credit with U.S. Bank, N.A., intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. Borrowings under this arrangement bear interest at the bank’s prime rate. At September 30, 2017, none of the Funds had a balance outstanding under the line of credit. During the period ended September 30, 2017, the Large Cap Equity Fund borrowed three times for maximum duration of one day, average balance of $3,720,000, and average interest rate of 4.31%. The Mid Cap Equity Fund borrowed four times for maximum duration of three days, average balance of $1,201,500, and average interest rate of 4.06%. The Small/Mid Cap Equity Fund borrowed one time for one day, balance of $26,571,000, and interest rate of 4.31% during the period ended September 30, 2017.

NOTE 3. COMMITMENTS, OTHER RELATED PARTY TRANSACTIONS AND OTHER AGREEMENTS

A) Investment Management Agreement. The Trust, on behalf of the Funds, has entered into an investment management agreement with the Investment Adviser Under the terms of the agreements, the Funds will pay an investment advisory fee equal to the following annual percentages of average daily net assets:

Large Cap Equity Fund	0.70%
Mid Cap Equity Fund	0.85%
Small/Mid Cap Equity Fund	0.85%

B) Fee Waivers and Expense Caps Fee Waiver: The Investment Adviser has contractually agreed to waive fees and/or reimburse operating expenses for the Large Cap Equity Fund such that the annual rate of ordinary operating expenses is reduced by 0.07% through July 31, 2018.

The Investment Adviser has voluntarily undertaken to limit the sub-transfer agency expenses to no more than 0.10% of the average daily net assets of the Institutional Shares and 0.15% of the average daily net assets of the Original Shares of each Fund.

Expense Cap: Although not required to do so, the Investment Adviser has contractually agreed to reimburse each Fund to the extent necessary so that its ratio of operating expenses to average daily net assets, excluding acquired fund fees and expenses (indirect expenses resulting from investment in other investment companies), interest, taxes, brokerage commissions, extraordinary expenses and sales charges, will not exceed the following levels:

Fund Name	Class O	Class I
Large Cap Equity	1.29%	1.04%
Mid Cap Equity	1.35%	1.10%
Small/Mid Cap Equity	1.48%	1.23%

The Investment Adviser has contractually agreed to waive/reimburse expenses through July 31, 2018. The Trust may terminate the contract with respect to one or more of the Funds and one or more share classes at any time. The contract also terminates in the event that the Management Agreement between the Trust and Investment Adviser is terminated.

Expenses reimbursed by the Investment Adviser may be recouped from the Funds. The recoupment period will be limited to three fiscal years from the fiscal year of the

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reimbursement and is subject to each Fund’s ability to effect such reimbursement and remain in compliance with applicable expense limitations.

Overall operating expenses for each Fund will not fall below the applicable percentage limitation until the Investment Adviser have been fully reimbursed for fees foregone and expenses paid by the Investment Adviser under this agreement. At September 30, 2017, the amounts paid and available for recoupment are as follows:

Mid Cap Equity	$190,996

The Investment Adviser may recapture a portion of the following amounts no later than March 31 of the years stated below:

Mid Cap Equity
2018	$10,000
2019	$13,251
2020	$92,133
2021	$75,612

C) Omnibus Fee Agreement. The Trust, on behalf of the Funds, has entered into an Omnibus Fee Agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (“Fund Services”), and U.S. Bank, N.A. Fund Services serves as the administrator, transfer agent and fund accountant, and U.S. Bank, N.A., serves as the custodian to the Funds. For these services, the Funds pay a monthly fee based on the greater of an annual minimum or the annual rate of:

0.05% of first $3 billion of average daily net assets

0.04% of next $3 billion of average daily net assets

0.035% of next $4 billion of average daily net assets

0.025% of average daily net assets over $10 billion

The Trust is subject to an annual minimum fee of $650,000; and the Funds are subject to a $25,000 per Fund annual minimum.

D) Other Related Parties. Certain officers and Trustees of the Funds are also officers and/or directors of the Investment Adviser or Manning and Napier, majority owner of the Investment Adviser, and are not compensated by the Trust for their services (except for a percentage of the Funds’ Chief Compliance Officer’s salary, which is paid by the Trust). The Chief Compliance Officer and Independent Trustees are compensated by the Trust for their services. The Independent Trustees receive an annual stipend (paid quarterly), a fee for each Board meeting attended, a fee for each committee chaired, and a reimbursement for out-of-pocket expenses incurred in connection with attending the meetings. All Trustee payments are allocated to the Funds based on net assets.

On December 10, 1998, the Trust approved a Deferred Compensation Plan for Independent Trustees (the “Compensation Plan”), allowing the Trustees to receive payment in cash or elect to defer payment from the Trust. The Compensation Plan provides for the creation of a recordkeeping account for each Trustee. Each Trustee that elects to defer payment designates an allocation of the deferred payments among the Funds. This account accumulates the deferred fees earned and is regularly adjusted to reflect a value of the investment elections. The Funds recognize the deferred compensation and the change in the value of the recordkeeping accounts as Trustee fees.

On March 1, 2017, the Board approved the termination of the Compensation Plan. The

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Notes to Financial Statements

Rainier Funds

September 30, 2017 (Unaudited)

balance of the Compensation Plan was transferred by the Funds on April 19, 2017 into an escrow account but will remain an asset of the Funds until released.

NOTE 4. INVESTMENT TRANSACTIONS

The aggregate security purchases and sales proceeds, other than short-term obligations and U.S. government securities, for the period ended September 30, 2017, were as follows:

Fund	Purchases	Sales Proceeds
Large Cap Equity	$ –	$26,698.092
Mid Cap Equity	$7,279,793	$67,523,046
Small/Mid Cap Equity	$25,690,511	$123,373,735

There were no purchases or sales of U.S. government securities by Funds.

NOTE 5. INCOME TAXES

As of March 31, 2017, the components of distributable accumulated earnings (losses) on a tax basis were as follows:

	Large Cap Equity Fund	Mid Cap Equity Fund	Small/Mid Cap Equity Fund
Cost of investments for tax purposes	$83,609,784	$103,974,522	$265,997,598

Gross tax unrealized appreciation	26,871,645	27,797,222	81,517,437
Gross tax unrealized depreciation	(1,138,685)	(3,362,465)	(8,781,068)
Net tax unrealized appreciation/depreciation on investments	25,732,960	24,434,757	72,736,369
Undistributed ordinary income	1,948,573	3,069,778	8,817,191
Undistributed long-term capital gains	6,979,934	3,849,040	5,687,476
Other accumulated earnings	(356,032)	(205,393)	(752,566)
Total accumulated earnings (losses)	$34,305,435	$31,148,182	$86,488,470

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related to equalization, net operating losses, wash sale loss deferrals and adjustments made on the sale of partnership investments. These classifications have no effect on net assets or net asset value per share. For the year ended March 31, 2017, the following table shows the reclassifications made:

	Paid-In- Capital	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Loss
Large Cap Equity Fund	$17,003,521	$ –	$(17,003,521)
Mid Cap Equity Fund	34,034,304	1,408,008	(35,442,312)
Small/Mid Cap Equity Fund	22,192,171	3,249,355	(25,441,526)

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The tax components of distributions paid during the six months ended September 30, 2017, and the year ended March 31, 2017, were as follows:

	Six months ended September 30, 2017		Year ended March 31, 2017
	Ordinary Income	Long-Term Capital Gain	Ordinary Income	Long-Term Capital Gain
Large Cap Equity Fund	$–	$–	$6,380	$16,033,038
Mid Cap Equity Fund	–	–	12,710,420	18,837,170
Small/Mid Cap Equity Fund	–	–	334,196	40,287,635

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce earnings and profits of each Fund related to net capital gain to zero for the tax year ended March 31, 2017.

NOTE 6. DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Investment Adviser (as the distribution coordinator) at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Original Shares. The fee is paid as reimbursement for, or in anticipation of, expenses incurred by third parties or the Investment Adviser for distribution-related and shareholder servicing activities related to each share class. Third party distribution and servicing expenses may be paid directly by the Funds or through the Investment Adviser in its administrative role for purposes of facilitating and monitoring payment under the Plan.

Quasar Distributors, LLC (the “Distributor”), acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is paid for its services by the Investment Adviser out of the fees received under the Plan and may be paid out of the Investment Adviser’s own resources. The Distributor is an affiliate of U.S. Bancorp Fund Services, LLC.

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General Information

Rainier Funds

September 30, 2017 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Funds’ Proxy Voting Policy and Guidelines and the Funds’ voting records, without charge, upon request by contacting the Funds directly at 1-800-248-6314 or on the EDGAR Database on the SEC’s website at www.sec.gov.

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

Each Fund will file its complete portfolio schedule with the Securities and Exchange Commission (SEC) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Funds’ Form N-Qs will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room. For information about the operation of the Public Reference Room, please call 1-202-942-8090.

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

The Large Cap Equity and Mid Cap Equity Funds held a special meeting of shareholders on November 16, 2017, related to the Plan of Reorganization of the Funds to the Hennessy Funds Trust.

FUND	TOTAL SHARES REPRESENTED AT THE MEETING, EITHER IN PERSON OR BY PROXY	% OF SHARES REPRESENTED	SHARES VOTING FOR	SHARES VOTING AGAINST	SHARES VOTING ABSTAIN
Large Cap Equity	1,314,575.784	50.971%	940,809.151	178,948.334	194,818.299
Mid Cap Equity	891,902.958	50.233%	644,342.657	30,396.418	217,163.883

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Directory of Funds’ Service Providers

Rainier Funds

September 30, 2017 (Unaudited)

INVESTMENT ADVISER

Rainier Investment Management, LLC

601 Union Street, Suite 3525

Seattle, WA 98101

DISTRIBUTOR

Quasar Distributors, LLC

615 E Michigan Street

Milwaukee, WI 53202

ADMINISTRATOR

U.S. Bancorp Fund Services, LLC

2020 East Financial Way, Suite 100

Glendora, CA 91741

CUSTODIAN

U.S. Bank, N.A.

1555 North River Center Drive, Suite 302

Milwaukee, WI 53212

TRANSFER AGENT AND FUND ACCOUNTANT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche, LLP

555 West 5th Street, Suite 2700

Los Angeles, CA 90013

LEGAL COUNSEL TO THE TRUST AND THE INDEPENDENT TRUSTEES

Paul Hastings, LLP

101 California Street, 48th Floor

San Francisco, CA 94111

The Funds’ SEC Investment Company Act file number is 811-8270.

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601 Union Street, Suite 3525 Seattle, WA 98101

TF. 800.248.6314 www.rainierfunds.com

RA-SEMI

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)

The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 6, 2013.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rainier Investment Management Mutual Funds

By	/s/ Michele T. Mosca
Michele T. Mosca
Chief Executive Officer and President

Date	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Rainier Investment Management Mutual Funds

By	/s/ Michele T. Mosca
Michele T. Mosca
Chief Executive Officer and President

Date	November 27, 2017

By	/s/ Christine Glavin
Christine Glavin
Chief Financial Officer and Treasurer

Date	November 27, 2017